License Agreements and Discovery Collaborations	9 Months Ended
Sep. 30, 2021
EQRx, INC. [Member]
License Agreements and Discovery Collaborations [Line Items]
LICENSE AGREEMENTS AND DISCOVERY COLLABORATIONS

10. LICENSE AGREEMENTS AND DISCOVERY COLLABORATIONS

License Agreements

Aumolertinib — Hansoh

On July 22, 2020, the Company entered into a collaboration and license agreement with (Shanghai) Healthtech Co., LTD and Jiangsu Hansoh Pharmaceutical Group Company LTD, (“Hansoh”) under which it acquired an exclusive license for the research, development, and commercialization of aumolertinib, a 3rd generation EGFR inhibitor, worldwide, with the exception of the People’s Republic of China, and its territories and possessions, including Hong Kong, Macau and Taiwan (the “Hansoh Territory”). The license agreement also provides the Company with a non-exclusive license in the Hansoh Territory to research, develop and export aumolertinib for purposes of obtaining regulatory approval for, and commercialization of aumolertinib for use outside of the Hansoh Territory.

Under the terms of the license agreement, the Company received an exclusive license to develop aumolertinib for any and all uses for the treatment of cancer, cancer-related and immune-inflammatory diseases in humans at its own cost and expense in the Company’s territory. The Company was obligated to make an upfront non-refundable, non-creditable payment of $25.0 million. If the Company succeeds in developing and commercializing aumolertinib, Hansoh will be eligible to receive (i) up to $90.0 million in development and regulatory milestone payments, and (ii) up to $420.0 million in sales milestone payments. In the event that Hansoh elects to opt out of sharing certain global development costs in accordance with the terms of the license agreement, the total potential development and regulatory payments Hansoh is eligible to receive will be reduced to $55.0 million, and the total potential sales milestone payments will be reduced to $350.0 million.

Hansoh is also eligible to receive royalties on worldwide net sales of any products containing aumolertinib which range from mid-single digits to low teens, subject to potential reduction following the launch of certain generic products. The royalties for aumolertinib will expire on a product-by-product and country-by-country basis upon the later to occur of (i) the expiration of all valid patent claims covering the compounds in a country, (ii) the expiration of all regulatory exclusivities for aumolertinib in a country, or (iii) eleven years following the first commercial sale of aumolertinib in a country.

The Company has the right to terminate the license agreement with Hansoh for any or no reason upon at least 180 days prior written notice to Hansoh. Either party may terminate the license agreement in its entirety for the other party’s material breach if such party fails to cure the breach. Either party may also terminate the agreement in its entirety upon certain insolvency events involving the other party.

The Company evaluated the license agreement with Hansoh under ASC 805 and concluded that as the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition. The Company recorded the upfront payment of $25.0 million as research and development expense.

Sugemalimab/EQ176 — CStone

On October 26, 2020, the Company entered into a license agreement with CStone Pharmaceuticals (“CStone”) under which it acquired an exclusive license for the research, development, and commercialization of CStone’s sugemalimab, an anti-PD-L 1 monoclonal antibody, and CS1003, an anti-PD-1 monoclonal antibody (“EQ176”), worldwide, with the exception of Mainland China, Taiwan, Hong Kong and Macau (the “CStone Territory”).

Under the terms of the license agreement, the Company received an exclusive license to develop sugemalimab and EQ176 for any and all uses at its own cost and expense in the Company’s territory. The Company was obligated to make an upfront non-refundable, non-creditable payment of $150.0 million, including $10.0 million as CStone received notification that the U.S. Food and Drug Administration designated sugemalimab as a Breakthrough Therapy. If the Company succeeds in developing and commercializing sugemalimab, CStone will be eligible to receive (i) up to $107.5 million in development and regulatory milestone payments, and (ii) up to $565.0 million in sales milestone payments. If the Company succeeds in developing and commercializing EQ176, CStone will be eligible to receive (i) up to $75.0 million in development and regulatory milestone payments, and (ii) up to $405.0 million in sales milestone payments.

CStone is also eligible to receive royalties on worldwide (excluding the CStone Territory) net sales of any products containing sugemalimab and EQ176 ranging from the low teens to the high teens for sugemalimab and from the mid-single digits to teens for EQ176, subject to potential reduction following the launch of certain generic products. The royalties for sugemalimab and EQ176 will expire on a product-by-product and country-by-country basis upon the later to occur of (i) the expiration of all valid patent claims covering the compounds in a country, (ii) the expiration of all regulatory exclusivities for sugemalimab and EQ176 in a country, or (iii) eleven years following the first commercial sale of sugemalimab or EQ176 in a country.

The Company is responsible for the costs associated with the development and regulatory approvals of sugemalimab and EQ176 in its territory. The Company is also required to reimburse CStone for any costs it incurs in the Company’s territory following the execution of the license agreement for development activities that were ongoing at the time the license agreement became effective. Additionally, during the term of the license agreement, either party may propose the development of a combination study with sugemalimab or EQ176. If both parties agree to participate in the combination study, the costs incurred will be split between the two parties based upon the terms provided for in a separate written agreement detailing each party’s rights and obligations with respect to the development of the combination regimen.

The Company has the right to terminate the license agreement with CStone for any or no reason upon providing prior written notice to CStone. Either party may terminate the license agreement in its entirety for the other party’s material breach if such party fails to cure the breach. Either party may also terminate the agreement in its entirety upon certain insolvency events involving the other party.

The Company evaluated the license agreement with CStone under ASC 805 and concluded that the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition. The Company recorded the upfront payment of $150.0 million as research and development expense.

Other Licenses

Through September 30, 2021, the Company entered into a number of license agreements under which it acquired exclusive licenses for the research, development and commercialization of preclinical and clinical compounds from pharmaceutical and/or biotechnology companies (the “Preclinical/Clinical Assets”).

Under the terms of the license agreements executed, the Company received exclusive licenses to develop the Preclinical/Clinical Assets at its own cost and expense in the Company’s territory. The Company was obligated to make upfront non-refundable, non-creditable payments of $31.5 million through September 30, 2021. If the Company succeeds in developing and commercializing the Preclinical/Clinical Assets, the Company may be required to pay (i) up to $108.0 million in development milestone payments, (ii) up to $243.0 million in regulatory milestone payments, and (iii) up to $1.0 billion in sales milestone payments. Additionally, the Company may be required to pay royalties on worldwide net sales of any products containing the Preclinical/Clinical Assets which range from mid-single digits to low double digits, subject to potential reduction following the launch of certain generic products. The royalties for the Preclinical/Clinical Assets will expire on a product-by-product and country-by-country basis.

The Company has the right to terminate the license agreements for the Preclinical/Clinical Assets for any or no reason with prior written notice, and either party may terminate the license agreements in their entirety for the other party’s material breach if such party fails to cure the breach. Either party may also terminate the agreements in its entirety upon certain insolvency events involving the other party.

The Company evaluated the license agreements under ASC 805 and concluded that as the fair value of the gross assets acquired under each license agreement is concentrated in a single identifiable asset or group of similar assets, the transactions did not meet the requirements to be accounted for as a business combination and therefore were accounted for as asset acquisitions. The Company recorded the upfront payments for each of the Preclinical/Clinical Assets as research and development expense.

Discovery Collaboration Agreements

During the nine months ended September 30, 2021, the Company entered into a number of discovery collaboration agreements pursuant to which the Company agreed to collaborate with certain collaboration partners (the “Partners”), leveraging the Partner’s AI capabilities to identify, discover and develop innovative therapeutics for agreed upon targets, in order to further expand the Company’s pipeline of therapies (the “Collaboration Agreements”).

Pursuant to the Collaboration Agreements, the parties will collaborate to identify a number of targets for which the parties will seek to develop candidates to treat patients. The Partners are responsible for performing the discovery, profiling, preclinical and investigational new drug application (“IND”) enabling studies (the “Research Activities”) for all potential candidates. Once a candidate is identified and selected for further development (the “Collaboration Product”), the Company is responsible for all activities required to develop and commercialize the Collaboration Product.

The Company and the Partners will equally share costs (including research, development, and commercialization) and profits (losses) with respect to each Collaboration Product. Under certain Collaboration Agreements, the Company is required to make one-time, refundable, up-front payments of up to $7.5 million for each agreed upon target (the “Target Fee”). The Target Fee is fully creditable against the Company’s shares of the associated Research Activities.

All activities performed under the Collaboration Agreements will be overseen by joint steering committees established under each Collaboration Agreement and made up of an equal number of participants from the Partner and the Company. Decisions by the joint steering committee will generally be made by consensus.

The terms of the Collaboration Agreements will continue throughout the development and commercialization of the Collaboration Products, on a product-by-product basis, until the expiration of the last payment obligation by one of the parties to the other or, if earlier terminated. The Company has the right to terminate the Collaboration Agreements for any or no reason upon providing prior written notice.

The Collaboration Agreements are considered to be within the scope of ASC 808 as the agreements represent a joint operating activity and both the Partners and the Company are active participants and exposed to the risks and rewards. The Company has evaluated the Collaboration Agreements and determined they do not fall within the scope of ASC 606 as the Partners do not meet the definition of a customer. During the nine months ended September 30, 2021, the Company paid two Target Fees, of which $5.5 million and $9.3 million are reflected in prepaid and other current assets and other non-current assets, respectively, on the condensed consolidated balance sheet at September 30, 2021.